Income Tax (Benefit) Expense - Schedule of Components of Income Tax Expense (Benefit) and Deferred Tax Assets and Liabilities (Parenthetical) (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Australian tax rate	30.00%	30.00%